Net Loss Per Share (Details) - HKD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Basic and diluted loss per share
Net loss for the year attributable to the Company's ordinary shareholders	$ (3,225)	$ (3,001)	$ (3,507)
Weighted average number of basic ordinary shares outstanding	12,938,128	12,938,128	12,938,128
Weighted average number of diluted ordinary shares outstanding	12,938,128	12,938,128	12,938,128
Basic net loss per share	$ (0.25)	$ (0.23)	$ (0.27)
Diluted net loss per share	$ (0.25)	$ (0.23)	$ (0.27)